ACQUISITION - Schedule of Consideration Transferred, Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	May 02, 2024	Jun. 30, 2025	Dec. 31, 2024
Liabilities assumed:
Goodwill		$ 783	$ 783
American Equity Investment Life Holdings
Fair value of consideration transferred:
Cash	$ 2,525
BAM Shares transferred by the Company	1,111
Fair value of the Company’s pre-existing reinsurance agreement effectively settled	(541)
Fair value of the Company’s pre-existing interest in AEL	897
Cash consideration transferred	3,992
Assets acquired:
Investments	42,960
Cash and cash equivalents	13,367
Accrued investment income	414
Value of business acquired	9,321
Reinsurance recoverables and deposit assets	6,851
Property and equipment	42
Intangible assets	1,540
Other assets	671
Total assets acquired	75,166
Liabilities assumed:
Future policy benefits	311
Policyholders’ account balances	61,473
Market risk benefits	3,023
Notes payable	768
Subsidiary borrowings	84
Funds withheld for reinsurance liabilities	3,371
Other liabilities	2,093
Total liabilities assumed	71,123
Less: Non-controlling interest	713
Net assets acquired	3,330
Goodwill	$ 662